Bank Borrowings and Bank Overdraft - Schedule of Maturities of Bank Borrowing (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	RM 4,466,693	$ 1,093,760	RM 5,032,533
Year ending December 31, 2026 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			1,173,088
Year ending December 31, 2027 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			1,252,768
Year ending December 31, 2028 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			996,901
Year ending December 31, 2029 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			716,991
Year ending December 31, 2030 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			768,277
After December 31, 2031 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing
Period ending June 30, 2027 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	1,227,285	300,525
Period ending June 30, 2028 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	1,201,004	294,090
Period ending June 30, 2029 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	785,891	192,441
Period ending June 30, 2030 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	737,527	180,598
Period ending June 30, 2031 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	5,416	1,327
After June 30, 2031 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	RM 509,570	$ 124,779